Taxes on Income (Details) - Schedule of deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of deferred tax assets [Abstract]
Operating loss carryforward	$ 25,077	$ 18,711	$ 8,838
Deferred taxes due to carryforward losses	5,768	4,303	2,033
Valuation allowance	(5,768)	(4,303)	(2,033)
Net deferred tax asset